Organization and Business Description (Details) - Schedule of Financial Statement Amounts and Balances of the VIE and VIE’s Subsidiaries - VIE’s [Member] - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Financial Statement Amounts and Balances of the VIE and VIE’s Subsidiaries [Line Items]
Current assets	$ 24,391,558	$ 18,903,147
Non-current assets	1,787,635	2,036,387
Total assets	26,179,193	20,939,534
Current liabilities	8,763,714	5,703,843
Non-current liabilities
Total liabilities	$ 8,763,714	$ 5,703,843